9. INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets as of June 30, 2015 consisted of the following:

	Estimated
Intangible Assets:	Useful Lives	Cost	Accumulated Amortization	Net Book Value
RMH/EGC acquisition- customer contracts	5 years	$366,000	$(152,500)	$213,500
Greners acquisition- customer contracts	5 years	230,000	(146,622)	83,378
Phototron acquisition- customer contracts	5 years	215,000	(215,000)	-
Soja, Inc. (Urban Garden Supply) acquisition- customer contracts	5 years	60,000	(60,000)	-
Total intangible assets		$871,000	$(574,122)	$296,878

Total amortization expense was $53,274 for the six months ended June 30, 2015 and 2014.

The fair value of the assets acquired detailed above, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Intangible assets as of December 31, 2014 consisted of the following:

Intangible Assets:	Estimated Useful Lives	Cost	Accumulated Amortization	Net Book Value
RMH/EGC acquisition- customer contracts	5 years	$366,000	$(115,900)	$250,100
Greners acquisition- customer contracts	5 years	230,000	(129,948)	100,052
Phototron acquisition- customer contracts	5 years	215,000	(215,000)	-
Soja, Inc. (Urban Garden Supply) acquisition- customer contracts	5 years	60,000	(60,000)	-
Trademarks		3,600	-	3,600
Total intangible assets		$874,600	$(520,848)	$353,752

Total amortization expense was $106,548 and $108,966 for the years ended December 31, 2014 and 2013, respectively.

The fair value of the assets acquired detailed above, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.